UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09054

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2009 - June 30, 2010

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09054

Reporting Period: 07/01/2009 - 06/30/2010

Credit Suisse Opportunity Funds

=============================== High Income Fund ===============================

BROOKSTONE, INC.

Ticker:       OSIL           Security ID:  114535AB3

Meeting Date: AUG 7, 2009    Meeting Type: Written Consent

Record Date:  JUL 22, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     The Waiver                              For       Did Not Vote Management

--------------------------------------------------------------------------------

CONSTAR INTERNATIONAL, INC.

Ticker:       CNSTQ          Security ID:  21036U206

Meeting Date: NOV 5, 2009    Meeting Type: Annual

Record Date:  SEP 8, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Michael J. Balduino      For       For          Management

1.2   Elect Director Eric A. Balzer           For       For          Management

1.3   Elect Director Michael J. Hoffman       For       For          Management

1.4   Elect Director Lawrence V. Jackson      For       For          Management

1.5   Elect Director Ruth J. Mack             For       For          Management

1.6   Elect Director L. White Matthews, III   For       For          Management

1.7   Elect Director Jason L. Pratt           For       For          Management

2     Approve Omnibus Stock Plan              For       For          Management

3     Ratify Auditors                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Opportunity Funds

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer

Date:	August 9, 2010